Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade Payables and Accrued Liabilities [Abstract]
Schedule of trade payables and accrued liabilities
	December 31,	December 31,
	2021	2020
Trade accounts payable and accrued liabilities	$9,873	$2,059
Government remittances	4,607	637
	$14,480	$2,696